Concentrations (Details) - Schedule of Total Net Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)		12 Months Ended
		Sep. 30, 2023		Sep. 30, 2022
Company O [Member]
Concentrations (Details) - Schedule of Total Net Accounts Receivable [Line Items]
Net accounts receivable			[1]	$ 170,000
Concentration risk percentage			[1]	60.36%
Company P [Member]
Concentrations (Details) - Schedule of Total Net Accounts Receivable [Line Items]
Net accounts receivable	[2]	$ 253,993		$ 105,000
Concentration risk percentage	[2]	92.95%		37.28%
Customer [Member]
Concentrations (Details) - Schedule of Total Net Accounts Receivable [Line Items]
Net accounts receivable		$ 253,993		$ 275,000
Concentration risk percentage		92.95%		97.64%

[1]	represents the % is below 10% which is not presented.
[2]	As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, and an allowance for credit losses of $2,007 was provided for Company P. By the release date of the financial statements, 2023, $256,000 was received by the Group.